Goodwill and intangible assets, net (Details 1) $ in Thousands	Dec. 31, 2022 USD ($)
Finite-Lived Intangible Assets [Line Items]
Cost	$ 126,291
Less - accumulated amortization	27,833
Intangible assets, net	98,458
Technology
Finite-Lived Intangible Assets [Line Items]
Cost	63,677
Customer relations
Finite-Lived Intangible Assets [Line Items]
Cost	27,856
Partnership Agreement
Finite-Lived Intangible Assets [Line Items]
Cost	11,366
E-mail Marketing Asset
Finite-Lived Intangible Assets [Line Items]
Cost	19,263
Trademark
Finite-Lived Intangible Assets [Line Items]
Cost	731
GTS Duty Calculator
Finite-Lived Intangible Assets [Line Items]
Cost	$ 3,398